Non-Current Investments (Parenthetical) (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($) Investment		Dec. 31, 2013 USD ($) Investment		Dec. 31, 2012 USD ($)	Dec. 31, 2014 Far South East Project [Member]	Dec. 31, 2013 Far South East Project [Member]	Dec. 31, 2014 Rusoro Mining Limited USD ($)	Dec. 31, 2013 Rusoro Mining Limited USD ($)	Dec. 31, 2014 Bezant Resources Plc USD ($)		Dec. 31, 2013 Bezant Resources Plc USD ($)		Dec. 31, 2014 Hummingbird Resources Plc USD ($)		Dec. 31, 2014 Rand Refinery Limited oz	Dec. 31, 2014 Rand Refinery Limited Gold Fields Operations Limited USD ($)	Dec. 31, 2014 Subordinated Loans Rand Refinery Limited	Jul. 25, 2014 Subordinated Loans Rand Refinery Limited USD ($)	Jul. 25, 2014 Subordinated Loans Rand Refinery Limited ZAR	Dec. 31, 2014 Robust Resources Limited [Member] USD ($)	Dec. 31, 2014 Listed Investments Radius Gold Incorporated USD ($)	Dec. 31, 2013 Listed Investments Radius Gold Incorporated USD ($)	Dec. 31, 2014 Listed Investments Gran Columbia Gold Corporation USD ($)	Dec. 31, 2013 Listed Investments Gran Columbia Gold Corporation USD ($)	Dec. 31, 2014 Listed Investments Sibanye Gold USD ($)	Dec. 31, 2013 Listed Investments Sibanye Gold USD ($)	Dec. 31, 2014 Listed Investments Orsu Metals Corp. USD ($)	Dec. 31, 2013 Listed Investments Orsu Metals Corp. USD ($)	Dec. 31, 2014 Listed Investments Clancy Exploration Ltd. USD ($)	Dec. 31, 2013 Listed Investments Clancy Exploration Ltd. USD ($)	Dec. 31, 2014 Listed Investments Tocqueville Bullion Reserve Ltd [Member] USD ($)	Dec. 31, 2014 Maximum Gold Fields Operations Limited USD ($)	Dec. 31, 2014 Maximum Gold Fields Operations Limited ZAR
Investment Holdings [Line Items]
Listed investments, Market value, $ per share																						$ 0.07	$ 0.09	$ 0.34	$ 0.78	$ 1.92	$ 1.12	$ 0.02	$ 0.05	$ 0.01	$ 0.01	$ 1,178.73
Investments of shares																					10,274,565	3,625,124	3,625,124	63,410	63,410	856,330	856,330	26,134,919	26,134,919	17,764,783	17,764,783	1,339
Fair value	$ 4.4	[1]	$ 3.2	[1]
Less: Cost	3.9		3.4
Net unrealized gain/(loss)	0.5		(0.2)
Gross unrealized gains	0.7		0.2
Gross unrealized losses	(0.2)		(0.4)
The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months	3		3
Realized gain reclassified from equity on disposal of listed investments	1.8		7.4
Investment acquired																					2.6
Investment in extended loan facility																			103.8	1,200.0
Loan facility conversion into equity, convertible period																		2 years
Difference between actual inventory and accounting recorded as ounces of gold																87,000
Commitment amount																																	3.2	37.3
Advanced to loan facility																	3.0
Investments and loans written down																	0
Impairment of investment																	4.1
Ownership %						40.00%	40.00%	26.40%	26.40%	21.60%	[2]	21.60%	[2]	25.10%	[3]
Description of business						Exploration		Gold mining		Exploration	[2]			Exploration	[3]
Market value of equity investment								1.8	3.3	1.3	[2]	5.1	[2]	10.9	[3]
Other than temporary impairment, carrying value	$ 6.8		$ 10.3		$ 10.5					$ 7.4

[1]	Listed investments consist mainly of: December 31, 2014 December 31, 2013 Number of shares Market value, $ per share Number of shares Market value, $ per share Radius Gold Incorporated 3,625,124 0.07 3,625,124 0.09 Gran Columbia Gold Corporation 63,410 0.34 63,410 0.78 Sibanye Gold 856,330 1.92 856,330 1.12 Orsu Metals Corp. 26,134,919 0.02 26,134,919 0.05 Clancy Exploration Ltd. 17,764,783 0.01 17,764,783 0.01 Tocqueville Bullion Reserve Ltd. 1,339 1,178.73 - - Details of the listed investments are as follows: December 31, 2014 December 31, 2013 Fair value 4.4 3.2 Less: Cost 3.9 3.4 Net unrealized gain/(loss) 0.5 (0.2) The net gain/(loss) comprises: Gross unrealized gains 0.7 0.2 Gross unrealized losses (0.2) (0.4) 0.5 (0.2) The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months 3 3 Realized gain reclassified from equity on disposal of listed investments ($ million) 1.8 7.4 Investments acquired during fiscal 2014 comprised mainly of Tocqueville Bullion Reserve Limited and Robust Resources Limited (fiscal 2013: Clancy Exploration Limited). The investment in Robust Resources limited comprised of 10,274,565 shares, which were acquired for $2.6 million. Investments disposed during fiscal 2014 comprised mainly of Robust Resources Limited (fiscal 2013: Northam Platinum Limited and Timpetra Resources Limited). As a result of the disposal of investments, a realized gain on disposal of listed investments before tax of $1.8 million (fiscal 2013: $7.4 million) was reclassified out of accumulated other comprehensive income to net income and is included in profit on disposal of investments and subsidiaries in the consolidated statement of operations.
[2]	During fiscal 2014, the investment in Bezant Resources Plc was impaired by $7.4 million to its fair value, as determined by its quoted market price. This impairment is considered other than temporary as the carrying value has been below the fair value for an extended period of time.
[3]	Gold Fields acquired a 25.1% interest in Hummingbird Resources Plc (Refer note 3(c) for further details).